Exceptional items	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Exceptional items
8.  Exceptional item
s
IAS 1
Presentation of financial statements
requires that material items of income and expense be disclosed separately. Exceptional items are items that in management’s judgment need to be disclosed by virtue of their size or incidence so that a user can obtain a proper understanding of the company’s financial information.
The exceptional items included in the income statement are as follows:

Million US dollar	2023	2022¹	2021¹

COVID-19 costs	-	(18)	(105)
Restructuring	(142)	(110)	(172)
Business and asset disposal (including impairment losses)	(385)	(71)	(247)
Claims and legal costs	(85)	-	-
AB InBev Efes related costs	(12)	(51)	-
Acquisition costs business combinations	-	(1)	(17)
Zenzele Kabili costs	-	-	(72)
Impact on profit from operations	(624)	(251)	(614)

Exceptional net finance income/(cost)	(69)	829	(829)
Exceptional share of results of associates	(35)	(1 143)	-
Exceptional taxes	84	399	346
Exceptional non-controlling interest	30	13	20
Net impact on profit	(614)	(153)	(1 077)
COVID-19 costs amount to (18)m US dollar for the year ended 31 December 2022 (31 December 2021: (105)m US dollar. These expenses mainly comprise costs related to personal protection equipment for the company’s employees and other costs incurred as a direct consequence of the COVID-19 pandemic.
The exceptional restructuring charges for the year ended 31 December 2023 total (142)m US dollar (31 December 2022: (110)m US dollar; 31 December 2021: (172)m US dollar). These charges primarily relate to organizational alignments as a result of operational improvements and digitalization efforts across our supply chain and our commercial and support

1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 and 2021 presentation were amended to conform to the 2023 presentation.

functions. These changes aim to eliminate overlapping organizations or duplicated processes, taking into account the matching of employee profiles with new organizational requirements.
Business and asset disposals (including impairment losses) amount to (385)m US dollar for the year ended 31 December 2023 mainly comprising of a loss of (300)m US dollar the company recognized upon disposal of a portfolio of eight beer and beverage brands and associated assets in the US to Tilray Brands, Inc. Business and asset disposals (including impairment losses) for 31 December 2022 amount ed
to (71)
m US dollar mainly comprising impairment of intangible assets and other non-core assets sold in the period, while for 2021 it amounted to (247)m US dollar mainly comprising of
(258)m US dollar of non-cash impairment charge associated with Bedford Systems, a joint venture with Keurig Dr. Pepper that was partially offset with gains incurred in relation to disposals completed in the first half of 2021.
Exceptional claims and legal costs amount to (85)m US dollar for the year ended 31 December 2023. These charges relate to a customs audit claim in South Korea of (66)m US dollar and legal costs of (19)m US dollar related to the successful outcome of a series of lawsuits regarding Ambev warrants (see also Note 29
Contingencies
).
During the year ended 31 December 2023, the company recorded (12)m US dollar costs related to the disposal of the associate AB InBev Efes (31 December 2022: (51)m US dollar costs related to the discontinuation of the operations of the associate).
In May 2021, the company set up a new broad-based black economic empowerment (“B-BBEE”) scheme (the “Zenzele Kabili scheme”) and reported (72)m US dollar in exceptional items mainly representing the IFRS 2 cost related to the grant of shares to qualifying SAB retailers and employees participating to the Zenzele Kabili scheme. For more details, refer to Note 21
Changes in equity and earnings per share
.
The company incurred an exceptional net finance cost of (69)m US dollar for the year ended 31 December 2023 (31 December 2022: net finance income of 829m US dollar; 31 December 2021: net finance cost
of (829)m US dollar) – see Note 11
Finance cost and income
.
During the year ended 31 December 2022, the company recorded an impairment of (1 143)m US dollar on its investment in AB InBev
Efes – see Note 16
Investments in associates
.
All the amounts referenced above are before income taxes. The exceptional income taxes amounted to 84m US dollar (decrease of income taxes) for the year ended 31 December 2023 (31 December 2022: decrease of income taxes by 399m US dollar; 31 December 2021: decrease of income taxes by 346m US dollar). The exceptional income taxes for the year ended 31 December 2022 were mainly driven by a reorganization which resulted in the utilization of current year and carry forward interests for which no deferred tax asset was recognized (350m US dollar).
Non-controlling interest on the exceptional items amounts to 30m US dollar for the year ended 31 December 2023 (31 December 2022: 13m US dollar; 31 December 2021: 20m US dollar).